PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78,802	$ 51,287
Accumulated depreciation	(7,557)	(361)
Property and equipment, net	71,245	50,926
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78,802	51,287
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 0